Accounts payable and accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Accounts Payables And Accrued Liabilities [Abstract]
Schedule Of Accounts Payable And Accrued Liabilities [Text Block]
	December 31 2018	December 31 2017

Trade payables	$3,567	$1,468
Accrued liabilities and other	3,643	2,133

	$7,210	$3,601